STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (2,284,370)	$ (7,019,876)
Adjustments to reconcile net earnings (loss) to net cash (used in) operating activities:
Issuance of common stock for services	519,228	8,928,984
Impairment of mining assets	360,000	$ 360,000
Issuance of common stock for compensation	689,128
Issuance of common stock for debt conversion	206,945
Issuance of common stock for legal award	1,335
Issuance of common stock from Treasury	4,000
Issuance of common stock for corporate development	490,000
Issuance of common stock for expense reimbursement	3,643
Issuance of common stock for consulting	46,250
Issuance of common stock for contract cancellations	726,700
Issuance of preferred stock for services	300
Increase (decrease) in operating assets and liabilities:
Depreciation	67,722	$ 33,861
Accounts payable and accrued expenses	(122,512)	62,424
Prepaid expenses	(439,390)	17,500
Accrued compensation	22,000	(6,045,973)
Acquisition of fixed assets	(12,944)
Net cash (used in) operating activities	(20,765)	379,815
Cash flows from financing activities:
Payments of related party payable	(6,428)	(444,711)
Proceeds(payment) from notes payable	(14,299)	68,500
Increase in directors loans payable	40,451
Net cash provided by financing activities	19,724	(376,211)
Net increase (decrease) in cash and cash equivalents	3,604	$ 3,604
Cash and equivalents at beginning of period	3,604
Cash and equivalents at end of period	$ 2,563	$ 3,604